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February 25, 2016

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Rainier Investment Management Mutual Funds -- File Nos. 033-73792 and 811-08270 Preliminary Proxy Statement
Ladies and Gentlemen:
On behalf of our client, Rainier Investment Management Mutual Funds (the “Registrant”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the preliminary proxy statement and form of proxy card in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Registrant expected to be held on Friday, April 15, 2016.
The purpose of the Special Meeting is to seek shareholder approval of a new investment management agreement between the Registrant, on behalf of its series, Rainier Intermediate Fixed Income Fund, and Manning & Napier, Inc.
Please contact the undersigned at (415) 856-7007 with comments and questions.
Very truly yours,
/s/ David A. Hearth
David A. Hearth
for PAUL HASTINGS LLP